Cash and restricted cash	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and restricted cash	Cash and restricted cash
A reconciliation of cash at bank and restricted cash in the consolidated balance sheets to the total amount in the consolidated statement of cash flows is as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Cash at bank	571,760	324,036
Restricted cash	27,126	43,416
Cash and restricted cash shown in the consolidated statements of cash flows	598,886	367,452

As of December 31, 2023, the Group had restricted cash of RMB3,513 pledged for notes payable, and RMB23,613 restricted due to disputes on unpaid amounts to a supplier. As of December 31, 2024, the Group had restricted cash of RMB42,616 pledged for notes payable, and RMB800 restricted due to a dispute with a customer.
Cash and restricted cash are amounts deposited with financial institutions at the locations noted below:

	As of December 31,
	2023	2024
	RMB	RMB
Financial institutions in the mainland of the PRC
– Denominated in RMB	528,022	218,313
– Denominated in US$	14,542	87,855
– Denominated in Great Britain Pound (“GBP”)	81	89
–– Denominated in Hong Kong dollars (“HKD”)	—	11
Total cash balances held in the mainland of the PRC	542,645	306,268
Financial institutions in Hong Kong
– Denominated in Hong Kong dollars (“HKD”)	13	1,485
– Denominated in RMB	27	27
Total cash balances held in Hong Kong	40	1,512
Financial institutions in Sweden
– Denominated in Swedish Krona (“SEK”)	39,584	37,651
– Denominated in US$	204	213
–– Denominated in Euro	—	16,481
Total cash balances held in Sweden	39,788	54,345
Financial institutions in the United Kingdom
– Denominated in Great Britain Pounds (“GBP”)	12,356	4,830
Total cash balances held in the United Kingdom	12,356	4,830
Financial institutions in the United States
– Denominated in US$	3,867	218
Total cash balances held in the United States	3,867	218
Financial institutions in Germany
– Denominated in Euro	190	279
Total cash balances held in Germany	190	279
Total cash balances held at financial institutions in RMB	598,886	367,452